Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000246166 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%	15.84%
MSCI ACWI All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%	21.47%